Debt - Long-Term Debt (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) day $ / shares	Dec. 31, 2018 USD ($)	Feb. 01, 2019
Long-term Debt [Abstract]
Principal Amount	$ 8,916,000,000	$ 8,168,000,000
Carrying Amount	9,458,000,000	7,722,000,000
Debt issuance costs	(44,000,000)	(53,000,000)
Current maturities of long-term debt, gross	(385,000,000)	(381,000,000)
Current maturities of long-term debt, net	(385,000,000)	(381,000,000)
Long-term debt, net	8,531,000,000	7,787,000,000
Long-term debt, net	$ 9,073,000,000	7,341,000,000
Consecutive trading days | day	5
Interest Rate Contract
Long-term Debt [Abstract]
Principal Amount	$ 0	0
Interest rate derivatives	0	1,000,000
6.625% Senior Notes Due 2020, 4.875% Senior Notes Due 2022, and 5.75% Senior Notes Due 2023
Long-term Debt [Abstract]
Principal Amount	101,000,000
Revolving credit facility | Chesapeake revolving credit facility
Long-term Debt [Abstract]
Principal Amount	1,590,000,000	419,000,000
Revolving credit facility	1,590,000,000	419,000,000
Term loan
Long-term Debt [Abstract]
Principal Amount	1,500,000,000	0
Carrying Amount	$ 1,470,000,000	0
Debt issuance costs		$ (13,000,000)
Senior notes
Long-term Debt [Abstract]
Redemption price percentage	35.00%	35.00%
Percentage of principal amount redeemed	100.00%	100.00%
Senior notes | 11.5% senior secured second lien notes due 2025
Long-term Debt [Abstract]
Principal Amount	$ 2,330,000,000	$ 0
Carrying Amount	$ 3,248,000,000	0
Interest rate, stated percentage	11.50%
Senior notes | Floating rate senior notes due 2019
Long-term Debt [Abstract]
Principal Amount	$ 0	380,000,000
Carrying Amount	0	380,000,000
Senior notes | 6.625% senior notes due 2020
Long-term Debt [Abstract]
Principal Amount	208,000,000	437,000,000
Carrying Amount	$ 208,000,000	437,000,000
Interest rate, stated percentage	6.625%
Senior notes | 6.875% senior notes due 2020
Long-term Debt [Abstract]
Principal Amount	$ 93,000,000	227,000,000
Carrying Amount	$ 93,000,000	227,000,000
Interest rate, stated percentage	6.875%
Senior notes | 6.125% senior notes due 2021
Long-term Debt [Abstract]
Principal Amount	$ 167,000,000	548,000,000
Carrying Amount	$ 167,000,000	548,000,000
Interest rate, stated percentage	6.125%
Senior notes | 5.375% senior notes due 2021
Long-term Debt [Abstract]
Principal Amount	$ 127,000,000	267,000,000
Carrying Amount	$ 127,000,000	267,000,000
Interest rate, stated percentage	5.375%
Senior notes | 4.875% senior notes due 202
Long-term Debt [Abstract]
Principal Amount	$ 338,000,000	451,000,000
Carrying Amount	$ 338,000,000	451,000,000
Interest rate, stated percentage	4.875%
Senior notes | 5.75% senior notes due 2023
Long-term Debt [Abstract]
Principal Amount	$ 209,000,000	338,000,000
Carrying Amount	$ 209,000,000	338,000,000
Interest rate, stated percentage	5.75%
Senior notes | 7.00% senior notes due 2024
Long-term Debt [Abstract]
Principal Amount	$ 624,000,000	850,000,000
Carrying Amount	$ 624,000,000	$ 850,000,000
Interest rate, stated percentage	7.00%	7.00%
Senior notes | 6.875% senior notes due 2025
Long-term Debt [Abstract]
Principal Amount	$ 2,000,000	$ 0
Carrying Amount	$ 2,000,000	0
Interest rate, stated percentage	6.875%		6.875%
Senior notes | 8.00% senior notes due 2025
Long-term Debt [Abstract]
Principal Amount	$ 246,000,000	1,300,000,000
Carrying Amount	$ 245,000,000	1,291,000,000
Interest rate, stated percentage	8.00%
Senior notes | 7.5% senior notes due 2026
Long-term Debt [Abstract]
Principal Amount	$ 119,000,000	400,000,000
Carrying Amount	$ 119,000,000	$ 400,000,000
Interest rate, stated percentage	7.50%	7.50%
Senior notes | 8.00% senior notes due 2026
Long-term Debt [Abstract]
Principal Amount	$ 46,000,000	$ 0
Carrying Amount	44,000,000	0
Revolving credit facility	$ 919,000,000
Interest rate, stated percentage	8.00%
Senior notes | 8.00% senior notes due 2027
Long-term Debt [Abstract]
Principal Amount	$ 253,000,000	1,300,000,000
Carrying Amount	$ 253,000,000	1,299,000,000
Interest rate, stated percentage	8.00%
Convertible debt | 5.5% convertible senior notes due 2026
Long-term Debt [Abstract]
Principal Amount	$ 1,064,000,000	1,250,000,000
Carrying Amount	$ 765,000,000	866,000,000
Interest rate, stated percentage	5.50%
Interest rate, effective percentage	11.50%
Convertible debt | 5.5% convertible senior notes due 2026 | Optional Conversion by Holders
Long-term Debt [Abstract]
Threshold percentage of stock price trigger	130.00%
Conversion price (in usd per share) | $ / shares	$ 8.568
Percentage of principal amount redeemed	100.00%
Convertible debt | 5.5% convertible senior notes due 2026 | Optional Redemption by the Company
Long-term Debt [Abstract]
Threshold percentage of stock price trigger	130.00%
Redemption price percentage	100.00%
Convertible debt | 2.25% contingent convertible senior notes due 2038
Long-term Debt [Abstract]
Principal Amount	$ 0	1,000,000
Carrying Amount	$ 0	1,000,000
Interest rate, stated percentage	2.25%
Interest rate, effective percentage	8.00%
Convertible debt | All convertible and all contingent convertible debt
Long-term Debt [Abstract]
Unamortized discount	$ 299,000,000	$ 384,000,000